Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Schedule of useful lives of property, plant and equipment

Years of
Estimated
Useful
Life
Properties for own use	25-50
Plant and machinery	8-20
Tools	12.5-15
Furniture and fixtures	10-15
Computer hardware	4-8
Transport equipment	10-15